Share capital - Schedule of Common Shares Issued (Detail) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026 CAD ($) Shares shares	Jul. 31, 2025 CAD ($) Shares shares	Jul. 31, 2026 CAD ($) Shares shares	Jul. 31, 2025 CAD ($) Shares shares
Disclosure of classes of share capital [line items]
Balance at beginning of year			$ 64,413
Balance at end of year	$ 67,489	$ 62,876	$ 67,489	$ 62,876
Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares | shares	914,772,714	934,230,189	926,614,036	942,294,598
Equity-settled share-based compensation plans | Shares	648,657	786,626	3,345,540	2,191,152
Shareholder investment plan, Number of shares | shares				629
Number of shares issued, Number of shares | shares	915,421,371	935,016,815	929,959,576	944,486,379
Purchase of common shares for cancellation, Number of shares | shares	(7,500,000)	(5,500,000)	(22,000,000)	(15,000,000)
Treasury shares, Number of shares | shares	14,066	(66,124)	(24,139)	(35,688)
Ending balance, Number of shares | shares	907,935,437	929,450,691	907,935,437	929,450,691
Balance at beginning of year	$ 16,750	$ 16,929	$ 16,845	$ 17,011
Equity-settled share-based compensation plans	43	46	216	132
Number of shares issued, Amount	16,793	16,975	17,061	17,143
Purchase of common shares for cancellation	(137)	(100)	(402)	(272)
Treasury shares, Amount	(1)	(8)	(4)	(4)
Balance at end of year	$ 16,655	$ 16,867	$ 16,655	$ 16,867